Stock Plans, Share-Based Payments and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans, Share-Based Payments and Warrants

Note 6 - Stock-Based Compensation

Stock Options

The Company accounts for stock option grants to employees and non-employee directors under the provisions of ASC 718, Stock Compensation. ASC 718 requires the recognition of the fair value of stock-based compensation in the statement of operations. In addition, the Company accounts for stock option grants to consultants under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, and as such, these stock options are revalued at each reporting period through the vesting period.

The fair value of stock option awards is estimated using a Black-Scholes option pricing model. The fair value of stock-based awards that vest upon service conditions is amortized over the vesting period of the award using the straight-line method. For stock awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

The Company granted stock options to purchase 2,496,848 shares of common stock during the nine months ended September 30, 2015 to employees. These stock options will be expensed over their respective applicable vesting periods, which are based on service and performance conditions. The fair value of all stock-based awards granted during the nine months ended September 30, 2015 was approximately $1,310,000.

The following assumptions were used for options granted for the nine months ended September 30, 2015:

Assumptions for Option Grants	Nine Months Ended September 30, 2015
Stock Price Volatility	122.8%
Risk-Free Interest Rates	1.55%
Expected Life (in years)	6.15
Expected Dividend Yield	_ %

The Company calculates expected volatility for a stock-based grant based on historic monthly common stock price observations during the period immediately preceding the grant that is equal in length to the expected term of the grant. The Company also estimates future forfeitures, using historical employee behaviors related to forfeitures, as a part of the estimate of expense as of the grant date. With respect to grants of options, the risk free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant.

Stock-based compensation expense was approximately $205,000 and $318,000 for the nine months ended September 30, 2015 and 2014, respectively. For the nine months ended September 30, 2015, approximately $189,000 and approximately $15,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations. For the nine months ended September 30, 2014, approximately $302,000 and approximately $16,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statements of operations.

There was no tax benefit related to expense recognized in the nine months ended September 30, 2015 and 2014, as the Company is in a net operating loss position. As of September 30, 2015, there was approximately $1,166,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans. Approximately $158,000 of the $1,166,000 of total unrecognized compensation will be recognized at the time that certain performance conditions are met. The remaining approximately $1,008,000 will be amortized over the weighted average remaining requisite service period of 3.7 years. Such amount does not include the effect of future grants of equity compensation, if any. Of the remaining approximately $1,008,000 of unrecognized compensation cost, the Company expects to recognize approximately 9% in the remaining interim period of 2015, approximately 32% in 2016, approximately 24% in 2017, approximately 23% in 2018, approximately 8% in 2019 and approximately 4% in 2020.

Restricted Stock

On September 9, 2015, the Company issued 389,151 shares of restricted stock as compensation for the services of non-employee directors. The grant date fair value of the outstanding restricted stock awards was approximately $195,000 and was based on the fair value of the common stock on the date of grant. Of the total grant date fair value of approximately $195,000, approximately $174,000 was related to services previously rendered. The remaining approximately $21,000 will be recognized ratably over the vesting period as the restrictions lapse six months from the date of grant.

On September 25, 2015, the Company issued 47,382 shares of restricted stock, with a grant date fair value of approximately $22,000, to Scratched Anchor, LLC for services rendered and to be rendered by Scratched Anchor, LLC through December 31, 2016. Expense related to services rendered as of September 30, 2015 was approximately $12,000 and is included in Selling, General and Administrative expenses for the nine months ended September 30, 2015. The restricted stock will vest on November 25, 2015. The remaining expense will be recognized in the three months ended December 31, 2015.

On July 9, 2015, the Company issued 69,231 shares of restricted stock, with a grant date fair value of approximately $45,000, to Proactive Capital Resources Group (“Proactive”) for services rendered and to be rendered by Proactive through November 20, 2015. Expense related to services rendered as of September 30, 2015 was included in Selling, General and Administrative expenses for the nine months ended September 30, 2015, with the remaining approximately $10,000 recorded as prepaid expense as of September 30, 2015. This restricted stock vested on August 7, 2015.

Total stock-based compensation expense for the restricted stock grants was approximately $11,000 and $3,000 for the nine months ended September 30, 2015 and 2014, respectively, and is included in Selling, General and Administrative expenses on the accompanying condensed consolidated statements of operations. For the nine months ended September 30, 2015, approximately $9,000 was related to restricted stock awards granted prior to 2015. The remaining approximately $2,000 is related to the September 9, 2015 restricted stock grant, with the remaining approximately $19,000 to be recognized in the period October 1, 2015 through March 9, 2015.

Note 11 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the “2000 Plan”), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2014 there were no outstanding options under the 2000 Plan. On March 15, 2014, the 2,834 options outstanding as of December 31, 2013 expired.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company’s stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan. During the year ended December 31, 2013, the Company’s stockholders approved an amendment to such plan (as amended, the “2004 Plan”), that increased the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan to 4,500,000.

As of December 31, 2014, 1,236,975 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and February 5, 2024, and have vested or will vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2014, there were 2,054,799 shares available for future grants under the 2004 Plan. As of December 31, 2014, 903,709 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between April 26, 2015 and November 20, 2024, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2013, 1,028,509 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and March 24, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2013, there were 2,407,318 shares available for future grants under the 2004 Plan. As of December 31, 2013, 715,692 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and November 18, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

In addition, 331,550 options were issued in 2012 to the Company’s CEO per terms of his employment agreement and were outstanding as of December 31, 2014 and 2013.

Share-Based Payment

Expense is recognized, net of expected forfeitures, over the vesting period of the options. Stock based compensation expense recognized for the years ended December 31, 2014 and 2013 was approximately $421,000 and approximately $418,000, respectively.

Gerald J. Kochanski, Chief Financial Officer, Treasurer and Corporate Secretary of Nephros, Inc., resigned effective June 15, 2013. The Company agreed, in consideration of Mr. Kochanski providing certain consulting services to the Company, to extend the exercise period of his outstanding vested stock options from September 15, 2013 to March 14, 2014. The change in the terms under this modification did not result in any additional compensation expense. All of Mr. Kochanski’s vested stock options expired on March 14, 2014.

The following table summarizes the option activity for the years ended December 31, 2014 and 2013:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,294,714	$2.14
Options granted	237,315	0.64
Options forfeited or expired	(121,895)	3.27
Outstanding at December 31, 2013	2,410,134	1.28
Options granted	352,519	0.50
Options forfeited or expired	(290,419)	2.45
Outstanding at December 31, 2014	2,472,234	$0.96

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2014 and 2013:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2013	1,385,199	$1.46
Vested and expected to vest at December 31, 2013	2,350,688	$1.29
Exercisable at December 31, 2014	1,679,392	$1.11
Vested and expected to vest at December 31, 2014	2,426,249	$1.04

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2014	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price

$0.33 - $2.60	2,460,284	8.57	$0.91	1,667,441	$0.92
$15.40 - $29.80	10,450	4.51	$21.89	10,450	$21.89
$51.40-$96.00	1,500	1.58	$64.47	1,500	$64.47

Total Outstanding	2,472,234		$0.96	1,679,392	$1.11

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2014	2013
Stock Price Volatility	129.8%	129.8%
Risk-Free Interest Rates	1.86%	1.36%
Expected Life (in years)	5.84	5.91
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The total fair value of options vested during the fiscal year ended December 31, 2014 was approximately $507,000. The total fair value of options vested during the fiscal year ended December 31, 2013 was approximately $519,000.

The weighted-average fair value of options granted in 2014 and 2013 is $0.45 and $0.56, respectively. The aggregate intrinsic value of stock options outstanding at December 31, 2014 is $241,000 and of stock options vested or expected to vest is approximately $235,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 7.5 years.

The aggregate intrinsic value of stock options outstanding at December 31, 2013 is $0 and of stock options vested or expected to vest is approximately $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.1 years.

As of December 31, 2014, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $504,000 and will be amortized over the weighted-average remaining requisite service period of 1.9 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and non-employee directors. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity for the year end December 31, 2014 and 2013:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	-	$-
Granted	398,227	0.73
Vested	(264,770)	0.71
Forfeited	(58,007)	0.88
Nonvested at December 31, 2013	75,450	0.66
Granted	132,077	0.86
Vested	(75,450)	0.66
Nonvested at December 31, 2014	132,077	$0.86

Total stock-based compensation expense for the restricted stock was approximately $109,000 for the year ended December 31, 2014 and is included in Selling, General and Administrative expenses on the accompanying consolidated statement of operations and comprehensive loss. Any additional stock-based compensation related to non-employee directors will be recorded to stock-based compensation expense. As of December 31, 2014, there was approximately $8,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next four months.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a long-term liability, which is measured to fair value at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2014 and 2013:

	Total Outstanding Warrants
Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable as December 31,
				2014	2013
Liability-classified warrants
2007 Warrants - Lambda	11/14/2007	3/21/2019	$0.30	11,742,100	8,806,575
				11,742,100	8,806,575

Equity-classified warrants
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	-	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	2,228,238	2,264,817
March 2011 Lambda Warrants	3/10/2011	3/21/2019	$0.40	2,782,577	2,782,577
				5,010,815	5,081,023
Total				16,752,915	13,887,598

The weighted average exercise price of the outstanding warrants was $0.33 for December 31, 2014 and $0.45 for December 2013.

Following the issuance of the August 2014 senior secured note, Lambda’s existing warrants to purchase 11,742,100 shares that remain outstanding were amended to expire on March 21, 2019.

As a result of the March 2014 rights offering, the full ratchet anti-dilution protection for Class D warrants held by Lambda was triggered. The respective warrants are now exercisable for 11,742,100 shares of common stock at an exercise price of $0.30 per share compared to the 8,806,575 shares of common stock and $0.40 exercise price prior to the rights offering.

Warrants exercised during 2014 and 2013

During the twelve months ended December 31, 2014, 791,278 warrants were exercised, resulting in proceeds of approximately $15,000 and the issuance of 36,570 shares of the Company’s common stock.

In connection with the May 2013 rights offering, the Company temporarily reduced the exercise price for its warrants issued in March 2011 from $0.40 per share to $0.30 per share. The Company determined that this inducement was a modification of equity instruments and, therefore, an incremental fair value of the inducement was determined using the Black-Scholes option pricing model.

During the period that the May 2013 rights offering was open, warrant holders exercised 14,879,708 warrants, issued in March 2011, for 687,793 shares of common stock, resulting in gross proceeds of approximately $206,000 to the Company. The incremental fair value of the inducement recorded in the year ended December 31, 2013 was approximately $14,000.

Additionally, during the twelve months ended December 31, 2013, 2,254,500 warrants were exercised outside the period that the May 2013 rights offering was open, resulting in proceeds of approximately $42,000 and the issuance of 104,206 shares of the Company’s common stock.

In addition, 9 and 374 common shares, respectively, were not issued as a result of warrant exercises for the years ended December 31, 2014 and 2013 due to rounding.